Accounting policies - Adoption of IFRS 9 - Impact on Balance Sheet (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Initial adoption of IFRS 9
Tax assets, as as originally presented			$ 16,600
Tax assets, Adjustments on initial adoption of IFRS 9			286
Tax assets, restated			16,886
Provisions, as originally presented			1,032
Provisions, Adjustments on initial adoption of IFRS 9			(32)
Provisions, restated			1,000
Equity, as originally presented	$ 134,798	$ 123,287	115,410	$ 105,227
Equity, Adjustments on initial adoption of IFRS 9			(665)
Balances, restated			114,745
Accumulated Reserves
Initial adoption of IFRS 9
Equity, as originally presented	86,674	79,227	72,838	65,190
Equity, Adjustments on initial adoption of IFRS 9			(2,279)
Balances, restated			70,559
Other reserves
Initial adoption of IFRS 9
Equity, as originally presented	$ 2,043	$ (985)	(1,177)	$ (1,596)
Equity, Adjustments on initial adoption of IFRS 9			1,614
Balances, restated			437
Financial assets available for sale
Initial adoption of IFRS 9
Financial assets, as originally presented			165,742
Financial assets, Adjustments on initial adoption of IFRS 9			(165,742)
Financial assets available for sale | Other reserves
Initial adoption of IFRS 9
Equity, as originally presented			(1,533)
Equity, Adjustments on initial adoption of IFRS 9			1,533
Financial assets at fair value through other comprehensive income category
Initial adoption of IFRS 9
Financial assets, Adjustments on initial adoption of IFRS 9			92,611
Financial assets, restated			92,611
Financial assets at fair value through other comprehensive income category | Other reserves
Initial adoption of IFRS 9
Equity, Adjustments on initial adoption of IFRS 9			81
Balances, restated			81
Loans and receivables
Initial adoption of IFRS 9
Financial assets, as originally presented			679,300
Financial assets, Adjustments on initial adoption of IFRS 9			(679,300)
Financial assets at amortized cost category
Initial adoption of IFRS 9
Financial assets, Adjustments on initial adoption of IFRS 9			751,448
Financial assets, restated			$ 751,448